Operating expenses (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Employee benefit expenses	£ (82,491)	£ (95,090)	£ (162,732)	£ (185,382)
Depreciation - property, plant and equipment (Note 14)	(3,960)	(3,755)	(7,868)	(7,476)
Depreciation - right-of-use assets (Note 15)	(263)	(328)	(541)	(639)
Depreciation - investment properties (Note 16)	(70)	(70)	(140)	(140)
Amortization (Note 17)	(49,423)	(50,495)	(102,693)	(97,340)
Sponsorship, other commercial and broadcasting costs	(15,937)	(6,186)	(26,452)	(19,138)
External Matchday costs	(9,494)	(11,282)	(17,416)	(18,843)
Property costs	(4,383)	(4,263)	(8,533)	(7,839)
Other operating expenses	(15,935)	(17,597)	(32,528)	(37,031)
Exceptional items (Note 8)	(14,537)	(9,595)	(23,175)	(9,595)
Total operating expenses	£ (196,493)	£ (198,661)	£ (382,078)	£ (383,423)